STOCKHOLDERS' DEFICIT	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
STOCKHOLDERS' DEFICIT
STOCKHOLDERS' DEFICIT

NOTE 12 - STOCKHOLDERS' DEFICIT

Series V Preferred Stock

In December 2022, the Company filed a Certificate of Designation of Rights, Privileges, Preferences, and Restrictions with the Secretary of State of the State of Nevada to establish a new class of preferred shares, the Series V Preferred Stock, $0.001 par value. The number of authorized shares of Series V Preferred Stock is 25,000,000 shares. Each share of Series V Preferred Stock is convertible into ten shares of Common Stock at any time from and after the first anniversary of the issuance date. Each share of Series V Preferred Stock will automatically be converted into ten fully paid and non-assessable shares of Common Stock on the second anniversary of the date on which the holder’s shares of Series V Preferred Stock were issued. The Series V Class of Preferred Stock have a one-year lock-up and have a two times voting right which automatically expires in two years.

In January 2023, the Company entered into Securities Purchase Agreements with certain investors, including Sabas Carrillo, the Company’s Chief Executive Officer, Patty Chan, the Company’s Chief Financial Officer, James Miller, the Company's Chief Operating Officer, and Robert Baca, the Company’s Chief Legal Officer (the "Private Placement"). Pursuant to the SPA, the Company issued (i) 14,071,431 shares of Series V Preferred Stock at $0.14 per share which is equal to the closing share price of the Company’s common stock on December 30, 2022 on an as-converted-to-common stock-basis of ten shares of common stock for each one share of Series V Preferred Stock or $0.014 per share of common stock and (ii) 70,357,155 warrants to purchase up to 70,357,155 of common stock with an exercise price of $0.028 or equivalent to two times the as-converted-to-common stock purchase price of $0.014. The Company received total gross proceeds of $1.97 million from the Private Placement. The purchasers in the Private Placement entered into a voting agreement to assign their voting rights to Sabas Carrillo, the Company's Chief Executive Officer.

Series N Preferred Stock

In February 2023, the Company filed a Certificate of Designation of Rights, Privileges, Preferences, and Restrictions with the Secretary of State of the State of Nevada to establish a new class of preferred shares, the Series N Preferred Stock, $0.001 par value. The number of authorized shares of Series N Preferred Stock is 2,500,000 shares. Each share of Series N Preferred Stock is convertible into 100 shares of the Company's common stock at any time from and before the first anniversary of the issuance date. Each share of Series N Preferred Stock will automatically be converted into 100 fully paid and non-assessable shares of the Company's common stock on the first anniversary of the issuance date.

Common Stock

The Company authorized 990,000,000 shares of common stock with $0.001 par value per share. As of June 30, 2023 and December 31, 2022, 772,483,465 and 679,513,554 shares of common stock were outstanding, respectively.

During the six months ended June 30, 2023, the Company issued 96,178,321 shares of common stock to a related party service provider. As a result, the Company recorded $1.91 million of stock-based compensation expense for services during the six months ended June 30, 2023. See "Note 17 - Related Party Transactions" for further information.

During the six months ended June 30, 2023, a member of the Company's board of directors forfeited 900,000 shares of the Company's common stock to the Company for no cash value. Subsequent to the forfeiture, the Company cancelled 3,208,420 shares of treasury stock during the six months ended June 30, 2023. Accordingly, treasury stock outstanding as of June 30, 2023 and December 31, 2022 was nil and 2,308,420 shares of common stock, respectively.

NOTE 14 – EQUITY

Preferred Stock

On January 22, 2021, the Company entered into a Resignation and Release Agreement and a Series A Preferred Stock Purchase Agreement with Michael A. Nahass. Mr. Nahass agreed to resign from his positions as a director, executive officer and employee of the Company, and the Company agreed to purchase from Mr. Nahass the four shares of the Company’s Series A Preferred Stock held by Mr. Nahass for an aggregate purchase price of $3.1 million, of which (i) $1.0 million was paid in cash, and $2.1 million was paid in the form of promissory notes. The Company recorded severance expense equal to the fair value of consideration paid to Mr. Nahass during the year ended December 31, 2021.

On January 22, 2021, the Company entered into a Resignation and Release Agreement with Derek Peterson, pursuant to which Mr. Peterson agreed to resign from his positions as a director, executive officer and employee of the Company effective immediately upon the Company’s closing of a private placement in the amount of not less than $3.5 million which occurred on January 25, 2021. In addition, the Company extended the time within which vested common stock options held by Mr. Peterson may be exercised to 150 days after the date of resignation.

Mr. Peterson agreed to the cancellation of his Series A Preferred Stock through conversion into 16,485,714 shares of common stock and, in consideration of the conversion, was issued 4,945,055 warrants to purchase common stock, expiring in June 2026, with an exercise price of $0.01 per share, which are subject to a one-year lockup with registration rights. The Company recorded severance expense equal to the fair value of consideration paid to Mr. Peterson during the year ended December 31, 2021.

On February 3, 2021, the Company filed (1) a Certificate of Withdrawal of Certificate of Designation of the Company’s Series A Preferred Stock with the Secretary of State of the State of Nevada, which withdraws the Certificate of Designation establishing the Company’s Series A Preferred Stock and eliminates the Company’s Series A Preferred Stock from the Company’s Articles of Incorporation and (2) a Certificate of Withdrawal of Certificate of Designation of the Company’s Series B Preferred Stock with the Secretary of State of the State of Nevada, which withdraws the Certificate of Designation establishing the Company’s Series B Preferred Stock and eliminates the Company’s Series B Preferred Stock from the Company’s Articles of Incorporation.

In December 2022, the Company filed a Certificate of Designation of Rights, Privileges, Preferences, and Restrictions to establish a new class of preferred shares, the Series V Preferred Stock. The number of authorized shares of Series V Preferred Stock is 25,000,000 shares. Each share of Series V Preferred Stock is convertible into ten shares of Common Stock at any time from and after the first anniversary of the issuance date. Each share of Series V Preferred Stock will automatically be converted into ten fully paid and nonassessable shares of Common Stock on the second anniversary of the date on which the holder’s shares of Series V Preferred Stock were issued. The Series V Class of Preferred Stock have a one-year lock-up and have a two times voting right which automatically expires in two years. Purchasers agreed to enter into a voting agreement assigning their voting rights to Sabas Carrillo, the Company's Chief Executive Officer.

Common Stock

The Company authorized 990,000,000 shares of common stock with $0.001 par value per share. As of December 31, 2022 and 2021, 679,513,556 and 498,546,291 shares of common stock were outstanding, respectively.

On February 1, 2022, the Company granted 294,452 shares of common stock to Apollo Management Group, Inc. in exchange for the $0.05 million convertible promissory note that Apollo Management Group, Inc. held and the related accrued interest. The fair value of the shares was $0.08 million.

During the year ended December 31, 2022, the Company issued 4,759,708 common shares for the cashless exercise of warrants and 146,212 common shares for the exercise of stock options.

During the year ended December 31, 2022, the Company issued 2,100,000 and 943,128 common shares to employees and directors, respectively. As a result, the Company recorded stock compensation of $0.35 million and $0.21 million, respectively, for the year ended December 31, 2022.

During the year ended December 31, 2022, the Company issued 16,906,230 common shares to third-party service providers. As a result, the Company recorded $0.68 million of stock-based compensation expense for services for the nine months ended September 30, 2022. See "Note 22 - Related Party Transactions" for further information on common shares issued to a related party for services during the year ended December 31, 2022.

During the year ended December 31, 2022, the Company issued 23,424,674 of the holdback common shares to the sellers of the UMBRLA acquisition pursuant to the original acquisition agreement.

During the year ended December 31, 2022, the Company issued 25,000,000 of common shares for $4.38 million of cash. The issued shares were restricted.

On December 30, 2022, the Company entered into a binding letter of intent with third parties pursuant to which the Company intend to negotiate and enter into Management Services Agreements to operate two dispensaries located in Oakland, CA and Redding, CA. Pursuant to the terms of the letter of intent, the Company issued 107,142,857 common shares equivalent to an aggregate total of $1.50 million as a deposit towards the option to purchase the dispensaries. The fair value of the common shares issued will be applied to the purchase price at time of of purchase. If such purchase does not occur, the Company will forfeit the deposits. As a result, the Company recorded a deposit of $1.50 million which is presented in "Other Assets" on the consolidated balance sheet as of December 31, 2022.

Treasury Stock

During the year ended December 31, 2021, the Company acquired 8 shares of Series A Preferred stock as part of the resignation and release agreements entered into with Mr. Nahass and Mr. Peterson, as described above. The shares were recorded at fair market value as of the date the agreements were executed.